SUNAMERICA SERIES TRUST

Cash Management Portfolio

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(800) 445-7862

January 21, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust
SEC File Number: 333-201191

Dear Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, attached for filing via the EDGAR system on behalf of the above-referenced registrant is Post-Effective Amendment No. 1 to the Registration Statement on

Form N-14. The purpose of this Post-Effective Amendment No. 1 is solely to file: (1) new Exhibits 14(a) and (b) to the Registration Statement; and (2) a new Exhibit 16 to the Registration Statement.

No fee is required in connection with this filing. Should you have any questions, please feel free to contact Philip T. Hinkle of Dechert LLP at 202.261.3460 or myself at 713.831.5165.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert

Vice President and Secretary of the Registrant

cc:	Jon S. Rand and Philip T. Hinkle, Dechert LLP